Non-Cash Share-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Non-Cash Share-Based Compensation
10.
Non-Cash Share-Based Compensation

2020 Equity Incentive Plan

On July 31, 2020, the Company adopted an equity incentive plan (the “2020 Plan”). The 2020 Plan provides for the grant of options, share appreciation rights (“SARs”), restricted shares, dividend equivalents, restricted share units (“RSUs”), and other share-based awards. The maximum number of equity awards originally authorized under the 2020 Plan was 5,898,625 shares. Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan automatically increases on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. On January 1, 2023 and 2022, the number of shares reserved automatically increased by 2,596,620 and 1,434,184 shares, respectively. As of June 30, 2023, 2,125,701 shares are available for future issuance under the 2020 Plan.

Any equity awards granted under the 2020 Plan or any prior equity incentive plan that expire, lapse, or are terminated, exchanged for cash, surrendered, repurchased or cancelled, without having been fully exercised, or forfeited, will be added back to shares issuable under the 2020 Plan, subject to certain conditions.

The Company has typically granted equity awards under the 2020 Plan that vest over a four-year service period, with 25% of the award vesting on the first anniversary of the vesting commencement date, with the balance generally vesting periodically over the remaining three years. In the six months ended June 30, 2023, the Company granted equity awards under the 2020 Plan that vest over a three-year service period, subject to vesting acceleration upon achievement of two distinct milestones related to progression of the Company’s FLT201 product candidate for the treatment of Gaucher disease Type 1 toward initiation of a Phase 3 clinical trial.

2021 Equity Inducement Plan

On September 27, 2021, the Company adopted an equity inducement plan (the “Inducement Plan”). The purpose of the Inducement Plan is to enhance the Company’s ability to attract employees who are expected to make important contributions to the Company by providing these individuals with equity ownership opportunities. Awards under the Inducement Plan are granted as an inducement material to employees entering into employment with the Company. The Inducement Plan provides for the grant of options, SARs, restricted shares, dividend equivalents, RSUs, and other share-based awards. The maximum number of equity awards authorized under the Inducement Plan is 3,400,000 shares. Any equity awards granted under the Inducement Plan that expire, lapse, or are terminated, exchanged for cash, surrendered, repurchased or cancelled, without having been fully exercised, or forfeited, will be added back to shares issuable under the Inducement Plan, subject to certain conditions. As of June 30, 2023, 1,655,600 shares are available for future issuance under the Inducement Plan.

2020 Employee Share Purchase Plan

On July 31, 2020, the Company adopted an employee share purchase plan (the “ESPP”). The purpose of the ESPP is to provide employees the opportunity to purchase ordinary shares or ADSs at 85% of the fair market value of the ADSs on the offering date or the exercise date, whichever is lower, for up to 15% of such employee’s compensation for each pay period. The Company reserved 347,447 ordinary shares for the ESPP. The ESPP provides for an annual increase beginning on January 1, 2022 in an amount equal to the least of (i) 347,447 ordinary shares, (ii) 1% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (iii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date. On January 1, 2023, the reserve automatically increased by 347,447 shares. During the six months ended June 30, 2023, 217,755 shares were purchased under the ESPP. As of June 30, 2023, 393,278 shares are available for future issuance under the ESPP.

The numbers of Employee Shares, share options and RSUs, the weighted average grant date fair values per Employee Share, share option and RSU, and the weighted average exercise prices are all shown below on a per ordinary share basis.

Option Repricing

On June 28, 2023, the Company's shareholders approved the amendment of the exercise price of each outstanding option granted to an employee on or after June 1, 2021 with an exercise price greater than or equal to $0.42 per ordinary share (or $6.27 per ADS) under the 2021 Equity Inducement Plan and 2020 Equity Incentive Plan (the "In-Scope Options") to a new replacement per ADS exercise price equal to $2.42, the closing sales price for ADSs as quoted on the Nasdaq Capital Market for June 29, 2023 (the "Repricing"). The Repricing was effective on June 30, 2023 (the "Repricing Date"). Share options held by the Company's non-executive directors were not included in the Repricing. The Repricing was deemed to be a Type I modification event under ASC 718, Compensation-Stock Compensation. No other terms of the In-Scope Options were modified, and the In-Scope Options will continue to vest according to their original vesting schedules and will retain their original expiration dates. The Repricing resulted in incremental share-based compensation expense of $0.4 million, of which $0.1 million related to vested share option awards and was expensed on the Repricing Date and $0.3 million related to unvested share option awards and will be amortized on a ratable basis over the remaining weighted-average vesting period of those awards.

Employee Shares

The Company measures all non-cash share-based awards using the fair value on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. Prior to the Company’s initial public offering (“IPO”), the Company granted share-based compensation in the form of ordinary shares, collectively referred to as Employee Shares, to employees and non-employees with both performance and service-based vesting conditions. The Company records expense for these awards using the straight-line method.

A summary of the changes in the Employee Shares from December 31, 2022 through June 30, 2023 is as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2022	16,309	$11.33
Granted	—	—
Vested	(3,487)	10.70
Forfeited	(11,431)	11.78
Unvested balance as of June 30, 2023	1,391	$13.49

As of June 30, 2023, there was less than $0.1 million of unrecognized compensation cost related to unvested Employee Shares outstanding, which is expected to be recognized over a weighted-average period of 1.2 years. Unvested Employee Shares are forfeited upon termination of employment, classified as deferred shares on the balance sheet and are subsequently cancelled.

Share Options Valuation

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the six months ended June 30, 2023 were as follows:

For the Six Months Ended June 30,
2023
Expected option life (years)	5.8
Expected volatility	71.7%
Risk-free interest rate	3.6%
Expected dividend yield	—

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	7,918,500	$4.76	8.40	$—
Granted	4,015,796	0.55	—	—
Exercised	—	—	—	—
Expired	(647,516)	13.22	—	—
Canceled or Forfeited	(1,665,323)	2.94	—	—
Outstanding as of June 30, 2023	9,621,457	$2.64	8.44	$2
Exercisable as of June 30, 2023	2,608,080	5.92	6.53	—
Vested and expected to vest as of June 30, 2023	9,621,457	$2.64	8.44	$2

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares.

The weighted-average grant-date fair value for the share options granted during the six months ended June 30, 2023 and 2022 was $0.36 per share and $0.77 per share, respectively. The weighted-average grant-date fair value for the share options vested during the six months ended June 30, 2023 and 2022 was $3.71 per share and $7.93 per share, respectively.

As of June 30, 2023, there was $5.9 million of unrecognized compensation cost related to unvested share options outstanding, which is expected to be recognized over a weighted-average period of 2.2 years.

Restricted Share Units

The Company has granted (i) RSUs that generally vest over a period of three or four years from the date of grant and (ii) RSUs to certain new employees in order to compensate them for equity awards forfeited to their previous employers which generally vest over a period of less than one year from the date of grant. The Company granted share options and RSUs as its annual equity incentive awards to employees during the six months ended June 30, 2023. The following table summarizes the activity related to RSUs from December 31, 2022, through June 30, 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2022	445,590	$0.98
Granted	1,157,989	0.58
Vested and settled	(89,340)	1.08
Canceled or Forfeited	(317,531)	0.84
Outstanding as of June 30, 2023	1,196,708	$0.64

As of June 30, 2023, there was $0.6 million of unrecognized compensation cost related to unvested share options outstanding, which is expected to be recognized over a weighted-average period of 2.6 years.

Share-based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Six Months Ended June 30,
	2023	2022
Research and development	$539	$1,170
General and administrative	1,509	1,665
	$2,048	$2,835